Effective Income Tax Reconciliation (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.95	$ 0.8	$ 0.73
Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.94	$ 0.8	$ 0.72